NOTES PAYABLE, RELATED PARTY	6 Months Ended
Jun. 30, 2021
Notes Payable Related Party
NOTES PAYABLE, RELATED PARTY

NOTE 7 – NOTES PAYABLE, RELATED PARTY

As of June 30, 2021 and December 31, 2020, the Company’s officers and directors have provided advances and incurred expenses on behalf of the Company as such have been evidenced by the issuance of notes to such officers and directors. The notes are unsecured, due on demand and accrue interest at a rate of 5% per annum. The balance due to Notes Payable Related Party as of June 30, 2021 and December 31, 2020 was $20,000 and $40,000 respectively. These notes are payable to the estate of Charles Larsen.